Shareholders' equity - Normal Course Issuer Bid (Details) - CAD ($) $ in Millions	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 31, 2023	Nov. 21, 2025	Mar. 30, 2025	Nov. 21, 2024	Mar. 31, 2024	Nov. 21, 2023	Apr. 02, 2023
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)						7,855,007		1,152,802
Subordinate voting shares
Disclosure of classes of share capital [line items]
Share repurchase program, period							12 months
Number of shares repurchased (in shares)						7,855,007		1,152,802
Subordinate voting shares | Fiscal 2025 NCIB
Disclosure of classes of share capital [line items]
Number of shares repurchased (in shares)	0
Subordinate voting shares | Fiscal 2024 NCIB
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares						$ 56.9
Number of shares repurchased (in shares)				0		3,586,124
Subordinate voting shares | Fiscal 2024 NCIB | Retained earnings
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares						$ 48.8
Subordinate voting shares | Fiscal 2023 NCIB
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares		$ 83.3					$ 111.2	$ 26.7
Number of shares repurchased (in shares)		4,268,883					5,421,685	1,152,802
Subordinate voting shares | Fiscal 2023 NCIB | Retained earnings
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares		$ 73.6						$ 25.4
Subordinate voting shares | Automatic Share Purchase Plan (“ASPP”)
Disclosure of classes of share capital [line items]
NCIB purchase of subordinate voting shares		$ 25.3				$ 49.6		$ 20.0
Number of shares repurchased (in shares)		1,184,152				3,088,648		821,622
Subordinate voting shares | Maximum
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)					4,980,505		5,421,685
Subordinate voting shares | Maximum | Share repurchase
Disclosure of classes of share capital [line items]
Number of shares authorized for repurchase (in shares)			4,556,841